Revenue	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
a) Disaggregation of revenue

Year ended December 31,	2022	2021
Revenue by source
Operations support services	$688,734	$600,308
Equipment and component sales	48,728	28,603
Construction services	32,077	25,232
	$769,539	$654,143

By commercial terms
Time-and-materials	$523,468	$388,998
Unit-price	234,047	253,840
Lump-sum	12,024	11,305
	$769,539	$654,143

Revenue recognition method
As-invoiced	$522,415	$407,496
Cost-to-cost percent complete	198,396	218,044
Point-in-time	48,728	28,603
	$769,539	$654,143
b) Contract balances
Contract assets:

Year ended December 31,	2022	2021
Balance, beginning of year	$9,759	$7,008
Transferred to receivables from contract assets recognized at the beginning of the period	(5,786)	(7,008)
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	10,062	8,838
Increases as a result of work completed, but not yet an unconditional right to consideration	1,767	921
Balance, end of year	$15,802	$9,759
Contract liabilities:

Year ended December 31,	2022	2021
Balance, beginning of year	$3,349	$1,512
Revenue recognized that was included in the contract liability balance at the beginning of the period	(3,349)	(899)
Increases due to cash received, excluding amounts recognized as revenue during the period	1,411	2,736
Balance, end of year	$1,411	$3,349
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2022	2021
Revenue (derecognized) recognized	$(1,201)	$3,572
These amounts relate to cumulative catch-up adjustments arising from changes in estimated cost of sales on cost-to-cost percent complete jobs and final settlement of constrained variable consideration.
During the year-ended December 31, 2022, the Company derecognized $3,706 in revenue recognized in the year-ended December 31, 2021, and $3,706 in contract assets recognized as at December 31, 2021, due to a customer directed change of scope in a project. This resulted in the work ultimately being completed under the as-invoiced method of revenue recognition rather than the cost-to-cost percentage method. During the year-ended December 31, 2022, the Company recognized revenue of $177,620 related to this project.
c) Transaction price allocated to the remaining performance obligations
The estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period is $52,526, all of which is expected to be recognized in 2023. Included is all expected consideration from contracts with customers, excluding amounts that are recognized using the as-invoiced method and any constrained amounts of revenue.
d) Contract costs
The following table summarizes contract costs included within other assets on the Consolidated Balance Sheets.

	December 31, 2022	December 31, 2021
Fulfillment costs	$—	$2,673
During the year ended December 31, 2022, fulfillment costs of $nil were capitalized and $2,673 were amortized within cost of sales on the Consolidated Statement of Operations and Comprehensive income (December 31, 2021 - $2,909 and $1,668, respectively).